Federated Clover Small Value Fund (“Fund”)

Class A Shares

Class C Shares

Class T Shares

Class R Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated Global Strategic Value Dividend Fund (“Fund”)

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated International Strategic Value Dividend Fund (“Fund”)

Class A Shares

Class C Shares

Class T Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated Kaufmann Fund (“Fund”)

Class A Shares

Class B Shares

Class C Shares

Class T Shares

Class R Shares

Institutional Shares

(“Classes”)

Federated Kaufmann Large Cap Fund (“Fund”)

Class A Shares

Class C Shares

Class R Shares

Class T Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated Kaufmann Small Cap Fund (“Fund”)

Class A Shares

Class B Shares

Class C Shares

Class T Shares

Class R Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated MDT Mid Cap Growth Fund (“Fund”)

Class A Shares

Class C Shares

Class T Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Federated Prudent Bear Fund (“Fund”)

Class A Shares

Class C Shares

Class T Shares

Institutional Shares

(“Classes”)

Federated Strategic Value Dividend Fund (“Fund”)

Class A Shares

Class C Shares

Class T Shares

Institutional Shares

Class R6 Shares

(“Classes”)

Portfolios of Federated Equity Funds

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summaries of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds and Classes filed pursuant to Rule 497(e) on March 24, 2020, Accession No. 0001623632-20-000610. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE